Short- and Long-Term Lease Liabilities (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 11, 2025 USD ($) $ / shares	Dec. 31, 2025 MXN ($) M	Dec. 31, 2025 USD ($) M	Dec. 31, 2024 MXN ($)
Short- and Long-Term Lease Liabilities
Right-of-use assets		$ 27,691		$ 27,541
USA
Short- and Long-Term Lease Liabilities
Monthly payments for short term or low value leases		$ 726	$ 40,000
Mexico
Short- and Long-Term Lease Liabilities
Term of lease		5 years	5 years
Monthly rental payments		$ 526	$ 29,200
Number of month's rent paid as security deposit | M		2	2
Interest on leases, variable rate		0.10
Los Angeles International Airport
Short- and Long-Term Lease Liabilities
Percentage rent	85.00%
Contingent rent percentage	2.00%
Los Angeles International Airport | Revenue exceeds USD 45,000
Short- and Long-Term Lease Liabilities
Contingent rent percentage	4.00%
JFKT8
Short- and Long-Term Lease Liabilities
Percentage rent	85.00%
Minimum rent	$ 30,000,000
ORD and JFK T1
Short- and Long-Term Lease Liabilities
Right-of-use assets	$ 0
Minimum payments			$ 0
Minimum | Los Angeles International Airport
Short- and Long-Term Lease Liabilities
Base rate | $ / shares	$ 0.21
Minimum | Los Angeles International Airport | Revenue within range of USD 35,000 to USD 45,000
Short- and Long-Term Lease Liabilities
Threshold revenues for contingent rent	$ 35,000,000
Minimum | Los Angeles International Airport | Revenue exceeds USD 45,000
Short- and Long-Term Lease Liabilities
Threshold revenues for contingent rent	$ 45,000,000
Maximum | Los Angeles International Airport
Short- and Long-Term Lease Liabilities
Base rate | $ / shares	$ 0.24
Maximum | Los Angeles International Airport | Revenue within range of USD 35,000 to USD 45,000
Short- and Long-Term Lease Liabilities
Threshold revenues for contingent rent	$ 45,000,000